Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2011
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED AUGUST 10, 2011 TO

PROSPECTUS DATED JULY 31, 2011

1.	The first paragraph under the section entitled "Principal Investment Strategies" on page 11 of the Prospectus is hereby deleted in its entirety and replaced with:

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world's developed capital markets. The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN MULTI-MANAGER INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916620_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED AUGUST 10, 2011 TO

PROSPECTUS DATED JULY 31, 2011

1.	The first paragraph under the section entitled "Principal Investment Strategies" on page 11 of the Prospectus is hereby deleted in its entirety and replaced with:

In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled outside the U.S. The Fund may invest in companies of any size located in a number of countries throughout the world but primarily in the world's developed capital markets. The Fund may invest up to 40% of its net assets in issuers domiciled in emerging markets.

Please retain this Supplement with your Prospectus for future reference.